Pension Plans for which ABO exceeds Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	$ 361.2	$ 324.6
Accumulated Benefit Obligation (ABO)	292.4	261.8
Fair value of plan assets	256.5	240.0
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	185.7	118.0
Accumulated Benefit Obligation (ABO)	152.5	89.5
Fair value of plan assets	$ 54.9	$ 4.3